FEDERATED GNMA TRUST

                          Federated Investors Funds
                             5800 Corporate Drive
                     Pittsburgh, Pennsylvania 15237-7000

                                 April 3, 2006


EDGAR Operations Branch
U.S. Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, DC  20549

     RE: FEDERATED GNMA TRUST (the "Fund")
            Institutional Shares
            Institutional Service Shares
           1933 Act File No. 2-75670
           1940 Act File No. 811-3375

Dear Sir or Madam:

      Pursuant to Rule 497(j) of the Securities Act of 1933, the above-referenced Fund hereby certifies that the definitive forms of Prospectuses and Statement of Additional Information dated March 31, 2006, that would have been filed under Rule 497(c), do not differ from the forms of Prospectuses and Statement of Additional Information contained in the most recent Registration Statement for the Fund. This Registration Statement was electronically filed under Rule 485(b) as Post-Effective amendment No. 43 on March 31, 2006.

      If you have any questions regarding this certification, please contact me at (412) 288-7262.

                                                Very truly yours,



                                                /s/ Tavis E. Williams
                                                Travis E. Willams
                                                Assistant Secretary